Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 866
Ending balance	1,007	£ 866
Less: Recoveries net of collection costs	(36)	17	£ 24
ECL charge/(release) to the Income Statement from continued operations	321	(233)	639
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	866	1,377
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	98	(43)
Change in economic scenarios	163	(170)
Changes to model	0	0
New lending and assets purchased	142	76
Redemptions, repayments and assets sold	(130)	(205)
Changes in risk parameters and other movements	25	22
Assets written off	(157)	(191)
Ending balance	1,007	866	1,377
Net movement in the period	141	(511)
ECL charge/(release) to the Income Statement	298	(320)
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	87
Total ECL charge/(release) to the Income Statement	321	(244)
Discontinued operations ECL adjustment	0	11
ECL charge/(release) to the Income Statement from continued operations	321	(233)
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	133
Ending balance	171	133
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330
Ending balance	516	330
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403
Ending balance	320	403
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	319,319	328,792
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	49,377	51,823
Redemptions, repayments and assets sold	(58,347)	(67,619)
Changes in risk parameters and other movements	2,735	6,620
Assets written off	(254)	(297)
Ending balance	312,830	319,319	328,792
Net movement in the period	(6,489)	(9,473)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	133	216
Transfers from Stage 1 to Stage 2	(25)	(9)
Transfers from Stage 2 to Stage 1	133	167
Transfers to Stage 3	(4)	(3)
Transfers from Stage 3	1	2
Transfers of financial instruments	105	157
Net ECL remeasurement on stage transfer	(110)	(133)
Change in economic scenarios	37	(7)
Changes to model	0	0
New lending and assets purchased	42	31
Redemptions, repayments and assets sold	(35)	(70)
Changes in risk parameters and other movements	(1)	(61)
Assets written off	0	0
Ending balance	171	133	216
Net movement in the period	38	(83)
ECL charge/(release) to the Income Statement	38	(83)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	38	(83)
Discontinued operations ECL adjustment	0	11
ECL charge/(release) to the Income Statement from continued operations	38	(72)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	298,285	307,416
Transfers from Stage 1 to Stage 2	(9,100)	(6,805)
Transfers from Stage 2 to Stage 1	7,207	5,883
Transfers to Stage 3	(621)	(572)
Transfers from Stage 3	10	14
Transfers of financial instruments	(2,504)	(1,480)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	48,194	50,863
Redemptions, repayments and assets sold	(55,332)	(63,659)
Changes in risk parameters and other movements	2,170	5,145
Assets written off	0	0
Ending balance	290,813	298,285	307,416
Net movement in the period	(7,472)	(9,131)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	330	592
Transfers from Stage 1 to Stage 2	25	9
Transfers from Stage 2 to Stage 1	(133)	(167)
Transfers to Stage 3	(32)	(20)
Transfers from Stage 3	150	62
Transfers of financial instruments	10	(116)
Net ECL remeasurement on stage transfer	98	26
Change in economic scenarios	123	(151)
Changes to model	0	0
New lending and assets purchased	76	26
Redemptions, repayments and assets sold	(60)	(67)
Changes in risk parameters and other movements	(61)	20
Assets written off	0	0
Ending balance	516	330	592
Net movement in the period	186	(262)
ECL charge/(release) to the Income Statement	186	(262)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge/(release) to the Income Statement	186	(262)
Discontinued operations ECL adjustment	0	0
ECL charge/(release) to the Income Statement from continued operations	186	(262)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,013	18,380
Transfers from Stage 1 to Stage 2	9,100	6,805
Transfers from Stage 2 to Stage 1	(7,207)	(5,883)
Transfers to Stage 3	(624)	(532)
Transfers from Stage 3	758	455
Transfers of financial instruments	2,027	845
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1,119	936
Redemptions, repayments and assets sold	(2,065)	(3,441)
Changes in risk parameters and other movements	188	1,293
Assets written off	0	0
Ending balance	19,282	18,013	18,380
Net movement in the period	1,269	(367)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403	569
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	23
Transfers from Stage 3	(151)	(64)
Transfers of financial instruments	(115)	(41)
Net ECL remeasurement on stage transfer	110	64
Change in economic scenarios	3	(12)
Changes to model	0	0
New lending and assets purchased	24	19
Redemptions, repayments and assets sold	(35)	(68)
Changes in risk parameters and other movements	87	63
Assets written off	(157)	(191)
Ending balance	320	403	569
Net movement in the period	(83)	(166)
ECL charge/(release) to the Income Statement	74	25
Less: Discount unwind	(13)	(11)
Less: Recoveries net of collection costs	36	87
Total ECL charge/(release) to the Income Statement	97	101
Discontinued operations ECL adjustment	0	0
ECL charge/(release) to the Income Statement from continued operations	97	101
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,021	2,996
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,245	1,104
Transfers from Stage 3	(768)	(469)
Transfers of financial instruments	477	635
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	64	24
Redemptions, repayments and assets sold	(950)	(519)
Changes in risk parameters and other movements	377	182
Assets written off	(254)	(297)
Ending balance	2,735	3,021	£ 2,996
Net movement in the period	£ (286)	£ 25